Commitments and contingencies (Narrative) (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2013 USD ($)	Jul. 31, 2011 USD ($) claim	Dec. 31, 2021 USD ($) aircraft engine helicopter	Dec. 31, 2017 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2006 USD ($)	Dec. 31, 1992 engine aircraft
Loss Contingencies [Line Items]
Non-refundable deposits			$ 4,200,000,000
Purchase obligation, number of engines | engine			30
Purchase obligation, number of helicopters | helicopter			16
Interest expense capitalized			$ 31,000,000
VASP litigation
Loss Contingencies [Line Items]
Loss contingency, loss in period				$ 0
VASP litigation | VASP litigation English court
Loss Contingencies [Line Items]
Damages awarded						$ 40,000,000
Claim award for loss of profit plus accrued interest					$ 40,000,000
VASP litigation | VASP litigation Irish court
Loss Contingencies [Line Items]
Damages awarded						$ 36,900,000
Claim award for loss of profit plus accrued interest					$ 24,000,000
Transbrasil litigation
Loss Contingencies [Line Items]
Loss contingency, loss in period	$ 0
Number of actions | claim		3
Aggregate amount due from AerCap		$ 210,000,000
Transbrasil litigation | Statutory penalties
Loss Contingencies [Line Items]
Number of actions | claim		1
Transbrasil litigation | Recovery of attorneys' fees
Loss Contingencies [Line Items]
Number of actions | claim		1
Transbrasil litigation | Indemnity claim
Loss Contingencies [Line Items]
Number of actions | claim		1
Engines & Helicopters
Loss Contingencies [Line Items]
Non-refundable deposits			$ 159,000,000
Aircraft | VASP litigation
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft							13
Number of leases that company incurred obligations due to another company's default | aircraft							13
Engines | VASP litigation
Loss Contingencies [Line Items]
Number of capital leased assets | engine							3
Number of leases that company incurred obligations due to another company's default | engine							3
Capital addition purchase commitments
Loss Contingencies [Line Items]
Number of forward orders | aircraft			417